Filed pursuant to Rule 497(e)

under the Securities Act of 1933,

as amended Securities Act File

No. 333-141120

FUNDVANTAGE TRUST

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2020 to the Prospectus

dated February 1, 2020 (the “Prospectus”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus. The information in this supplement updates and amends certain information contained in the Prospectus for the Funds and should be read in conjunction with the Prospectus.

At the recommendation of Gotham Asset Management, LLC (“Gotham” or the “Adviser”), investment adviser to the Funds, the principal investment strategies for the Gotham Hedged Plus Fund and Gotham Hedged Core Fund have been revised to eliminate each Fund’s investment of a portion of the Fund in securities intended to track the S&P 500® Index and to change each Fund’s net and gross exposures. Accordingly, the Prospectus has been updated as follows:

1. With respect to the Gotham Hedged Plus Fund, the section “Summary of Principal Investment Strategies” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.  The Fund will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Fund intends to target a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70-100%.  The gross exposure, which is the value of the Fund’s long positions plus its short positions, is expected to be in the range of approximately 220 – 290%.  The Fund targets a beta significantly less than the S&P 500.

In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

•	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and
•	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund’s investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund’s net asset value. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.

2. With respect to the Gotham Hedged Core Fund, the section “Summary of Principal Investment Strategies” on page 34 of the Prospectus is deleted in its entirety and replaced with the following:

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.

The Fund will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Fund intends to target a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70-100%. The gross exposure, which is the value of the Fund’s long positions plus its short positions, is expected to be in the range of approximately 175 – 200%. The Fund targets a beta significantly less than the S&P 500.

In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

•	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and
•	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund’s investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund’s net asset value. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.

3. In the “Additional Information about the Funds’ Investment Strategies” section of the Prospectus, the sub-section under “Additional Information about Investment Strategies for the Hedged Plus and Hedged Core Fund” on page 66 is deleted and replaced with the following:

The Hedged Plus Fund and Hedged Core Fund seek to achieve their investment objectives by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.

The Hedged Plus Fund and Hedged Core Fund intend to target a net exposure in the range of approximately 70 – 100%. The Adviser expects that the Hedged Plus Fund’s gross exposure will be in the range of approximately 220 – 290% and that the Hedged Core Fund’s gross exposure will be in the range of approximately 175 – 200%.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE